Federated Hermes MDT Large Cap Core ETF Average Annual Total Returns		12 Months Ended		17 Months Ended
		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	[3]
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	[1],[2]	18.46%	[1],[2]	18.46%
Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.37%		18.97%
Morningstar Large Blend Funds Category Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]	15.56%		15.99%
Federated Hermes MDT Large Cap Core ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.50%		20.03%
Performance Inception Date				Jul. 31, 2024
Federated Hermes MDT Large Cap Core ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.27%		19.80%
Federated Hermes MDT Large Cap Core ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.77%		15.30%

[1]	The Russell 3000® Index is a broad-based securities market index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[4]	The Russell 1000® Index measures the performance of the large cap segment of the US equity market.
[5]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.